Deposits	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Deposits

8.  Deposits

The following table details the maturity distribution of time deposits as of December 31st for the past two years:

	Three	More than three	More than six	More than
	months	months through	months through	twelve
(In thousands)	or less	six months	twelve months	months	Total
At December 31, 2014:
$100,000 or more	$11,444	$8,290	$19,570	$59,910	$99,214
Less than $100,000	10,988	7,837	14,512	79,782	113,119
At December 31, 2013:
$100,000 or more	$14,588	$7,965	$18,582	$55,961	$97,096
Less than $100,000	8,058	7,754	19,522	72,924	108,258

The following table presents the expected maturities of time deposits over the next five years:

(In thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Balance maturing	$72,641	$48,759	$7,765	$58,407	$24,645	$116	$212,333

Time deposits with balances of $250 thousand or more totaled $20.2 million and $16.4 million at December 31, 2014 and 2013, respectively.